SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT	Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:
Computer equipment	5 Years
Machinery and equipment	10 Years
Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:
Computer equipment	5 Years
Machinery and equipment	10 Years

SCHEDULE OF INTANGIBLE ASSETS AMORTIZED OVER THEIR USEFUL LIVES
	Useful Lives	3/31/2025	3/31/2024
Patents	15 years	$45,336	$45,336
Less accumulated amortization		(27,957)	(24,935)
		$17,379	$20,401

	Useful Lives	12/31/2024	12/31/2023
Patents		$45,336	$45,336
Less accumulated amortization	15 years	(27,201)	(24,179)
		$18,135	$21,157

SCHEDULE OF NET EARNINGS PER SHARE

	For the Three Months Ended March 31,
	2025	2024

Income (Loss) to common shareholders (Numerator)	$(476,094)	$(471,004)

Basic weighted average number of common shares outstanding (Denominator)	704,599,512	704,599,512

Diluted weight average number of common shares outstanding (Denominator)	704,599,512	704,599,512

	For the Years Ended
	December 31,
	2024	2023

Income (Loss) to common shareholders (Numerator)	$(1,809,962)	$(3,177,532)

Basic weighted average number of common shares outstanding (Denominator)	704,599,512	705,030,048

Diluted weighted average number of common shares outstanding (Denominator)	704,599,512	705,030,048

SCHEDULE OF PATENT AMORTIZATION	Patent amortization for the year ended December 31, 2024:
2025	$-
2026	6,947
2027	3,211
2028	7,977
$18,135